Other financial assets	12 Months Ended
Dec. 31, 2019
Disclosure of financial assets [abstract]
Other Financial assets
ther financial assets consisted of the following:

		At December 31,
		2019			2018
	Note	Current	Non-current	Total	Current	Non-current	Total
		(€ million)
Derivative financial assets	16	€93	€5	€98	€283	€14	€297
Debt securities measured at fair value through profit or loss	23	233	—	233	230	—	230
Debt securities measured at amortized cost		297	2	299	61	2	63
Equity instruments measured at fair value through other comprehensive income	23	—	37	37	—	31	31
Equity instruments mandatorily designated at fair value through profit and loss	23	47	12	59	41	2	43
Financial receivables		—	242	242	—	252	252
Collateral deposits(1)	23	—	42	42	—	61	61
Total Other financial assets		€670	€340	€1,010	€615	€362	€977
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(1) Collateral deposits are held in connection with derivative transactions and debt obligations.